Lease liabilities (Tables) - Alps Global Holding Berhad [Member]	12 Months Ended
Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Schedule of maturity analysis

The maturity analysis of the lease liabilities are as follows:

	2024	2023
	USD	USD

Minimum lease payments:
Less than one year	329,071	350,528
Later than one year but not later than five years	202,421	179,198

Total minimum lease payments	531,492	529,726
Less: Unearned interest	(31,184)	(28,191)

Present value of lease liabilities	500,308	501,535

Schedule of lease liabilities	The lease liabilities component is analysed as follows:
	2024	2023
	USD	USD

Current	305,946	327,810
Non-current	194,362	173,725

	500,308	501,535